Accounting for the Impairment or Disposal of Long-Lived Assets (Discontinued Operations by Reportable Segment) (Details) - bldg	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	72
Discontinued Operations, Held-for-sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	22	39
Discontinued Operations, Disposed of by Sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	37	2
Chicago/Minneapolis | Discontinued Operations, Held-for-sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	1
Chicago/Minneapolis | Discontinued Operations, Disposed of by Sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	0	0
Florida | Discontinued Operations, Held-for-sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	3
Florida | Discontinued Operations, Disposed of by Sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	0	0
Houston | Discontinued Operations, Held-for-sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	0
Houston | Discontinued Operations, Disposed of by Sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	0	1
Philadelphia | Discontinued Operations, Held-for-sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	9
Philadelphia | Discontinued Operations, Disposed of by Sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	0	0
United Kingdom | Discontinued Operations, Held-for-sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	2
United Kingdom | Discontinued Operations, Disposed of by Sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	0	0
Other | Discontinued Operations, Held-for-sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	7
Other | Discontinued Operations, Disposed of by Sale
Segment Reporting Information [Line Items]
Number of buildings (in buildings)	37	1